Sundry Income (Details) - Schedule of components of sundry income ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of components of sundry income, net [Abstract]
Government grants	¥ 679	$ 99	¥ 1,673
Others	44	6	1
Total sundry income	¥ 723	$ 105	¥ 1,674